UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code:(203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2008 (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

TimesSquare Mid Cap Growth Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 97.1%
Consumer Discretionary - 12.9%
Autoliv, Inc.	169,900	[2]	$8,528,980
Central European Media Enterprises Ltd., Class A*	73,600	[2]	6,272,928
Discovery Holding Co.*	596,600	[2]	12,659,852
Focus Media Holding, Ltd.*	77,900	[2]	2,738,185
Lamar Advertising Co.	255,500	[2]	9,180,115
National CineMedia, Inc.	393,900		8,854,872
Pool Corp.	224,800		4,246,472
Strayer Education, Inc.	43,500	[2]	6,633,750
Tiffany & Co.	228,300		9,552,072
Virgin Media, Inc.	499,000		7,020,930
Total Consumer Discretionary			75,688,156
Consumer Staples - 1.7%
Herbalife Ltd.	214,100		10,169,750
Energy - 9.6%
BJ Services Co.	310,300	[2]	8,846,653
Cameron International Corp.*	124,300	[2]	5,175,852
Denbury Resources, Inc.*	444,652		12,694,815
Forest Oil Corp.*	171,900	[2]	8,416,224
Range Resources Corp.	189,300		12,011,085
Ultra Petroleum Corp.*	115,600	[2]	8,959,000
Total Energy			56,103,629
Financials - 6.4%
Brown & Brown, Inc.	244,200	[2]	4,244,196
CapitalSource, Inc.	673,200		6,509,844
Fortress Investment Group LLC, Class A	249,600	[2]	3,065,088
Invesco Ltd.	284,700	[2]	6,935,292
Jones Lang LaSalle, Inc.	57,600	[2]	4,454,784
Markel Corp.*	11,200		4,927,664
SEI Investments Co.	295,000		7,283,550
Total Financials			37,420,418
Health Care - 20.7%
Cephalon, Inc.*	137,200	[2]	8,835,680
DaVita, Inc.*	564,600		26,965,296
Edwards Lifesciences Corp.*	208,900		9,306,495
Express Scripts, Inc.*	90,900		5,846,688
Hologic, Inc.*	109,300	[2]	6,077,080
Hospira, Inc.*	232,700		9,952,579
Laboratory Corp. of America Holdings*	108,100	[2]	7,964,808
Mindray Medical International Ltd., ADR	145,900	[2]	4,222,346
Resmed, Inc.*	212,200	[2]	8,950,596
Shire Pharmaceuticals PLC	272,100	[2]	15,770,916
Thermo Fisher Scientific, Inc.*	165,800		9,424,072
Varian Medical Systems, Inc.*	162,000	[2]	7,588,080
Total Health Care			120,904,636
Industrials - 19.2%
Ametek, Inc.	162,000		7,113,420
Bucyrus International, Inc.	51,000	[2]	5,184,150
CH Robinson Worldwide, Inc.	200,800	[2]	10,923,520
Copart, Inc.*	342,800	[2]	13,286,928
Corporate Executive Board Co.	68,400		2,768,832
DRS Technologies, Inc.	170,900		9,960,052
Dun & Bradstreet Corp.	109,800		8,935,524
Empresa Brasileira de Aeronautica, S.A.	148,300	[2]	5,859,333
Expeditors International of Washington, Inc.	92,400	[2]	4,174,632

TimesSquare Mid Cap Growth Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Industrials - 19.2% (continued)
Fastenal Co.	215,400	[2]	$9,893,322
Harsco Corp.	137,000		7,587,060
Ingersoll-Rand Co., Class A	110,500		4,926,090
Joy Global, Inc.	83,700		5,453,892
Monster Worldwide*	155,100		3,754,971
Rockwell Collins, Inc.	51,700		2,954,655
Roper Industries, Inc.	57,500		3,417,800
UTI Worldwide, Inc.	322,200		6,469,776
Total Industrials			112,663,957
Information Technology - 17.9%
Amdocs, Ltd.*	619,400		17,566,184
Analog Devices, Inc.	102,100		3,013,992
Broadcom Corp., Class A*	292,000	[2]	5,626,840
CA, Inc.	366,000	[2]	8,235,000
DST Systems, Inc.*	141,800	[2]	9,321,932
Electronic Arts, Inc.*	49,100		2,451,072
Global Payments, Inc.	225,400		9,322,544
Intersil Corp., Class A	223,900		5,747,513
Maxim Integrated Products, Inc.	298,000		6,076,220
Microchip Technology, Inc.	281,200	[2]	9,203,676
NeuStar, Inc., Class A*	406,100	[2]	10,753,528
Total System Services, Inc.	296,800	[2]	7,022,288
VeriSign, Inc.*	305,700	[2]	10,161,468
Total Information Technology			104,502,257
Materials - 3.4%
Ecolab, Inc.	161,200	[2]	7,000,916
Martin Marietta Materials, Inc.	53,100	[2]	5,637,627
Pactiv Corp.*	287,500		7,535,375
Total Materials			20,173,918
Telecommunication Services - 5.3%
American Tower Corp., Class A*	593,200		23,259,372
SBA Communications Corp.*	256,600	[2]	7,654,378
Total Telecommunication Services			30,913,750
Total Common Stocks (cost $599,525,088)			568,540,471
Other Investment Companies - 27.9% [1]
Bank of New York Institutional Cash Reserves Fund, 2.91% [3]	150,420,159		150,420,159
Dreyfus Cash Management Fund, Institutional Class Shares, 3.23%	12,731,458		12,731,458
Total Other Investment Companies (cost $163,151,617)			163,151,617
Total Investments - 125.0% (cost $762,676,705)			731,692,088
Other Assets, less Liabilities - (25.0)%			(146,137,706)
Net Assets - 100%			$585,554,382

Note: Based on the cost of investments of $764,751,000 for Federal income tax purposes at March 31, 2008, the aggregate gross unrealized appreciation and depreciation were $32,958,187 and $66,017,099, respectively, resulting in net unrealized depreciation of investments of $33,058,912.

*	Non-income-producing security.

[1]	Yield shown for an investment company represents the March 31, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some of these shares, amounting to a market value of $151,391,724, or 25.9% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

TimesSquare Small Cap Growth Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 92.2%
Consumer Discretionary - 8.7%
American Public Education, Inc.*	135,000		$4,099,950
Arbitron, Inc.	95,000	[2]	4,100,200
Capella Education Co.*	121,500		6,633,900
Corinthian Colleges, Inc.*	375,000	[2]	2,711,250
Dolan Media Co.*	155,000	[2]	3,117,050
FGX International Holdings, Ltd.*	210,000		2,511,600
Gaylord Entertainment Co., Class A*	195,000		5,906,550
Hibbett Sports, Inc.*	153,500		2,370,040
Iconix Brand Group, Inc.*	164,400		2,852,340
Monro Muffler Brake, Inc.	170,000		2,873,000
Orient-Express Hotels, Ltd.	85,000		3,668,600
Pool Corp.	205,437		3,880,705
RC2 Corp.*	150,000		3,145,500
RRSat Global Communications Network, Ltd.*	200,000		3,036,000
Total Consumer Discretionary			50,906,685
Consumer Staples - 3.7%
Central Garden & Pet Co., Class A*	230,800		1,024,752
Chattem, Inc.*	90,000	[2]	5,970,600
Green Mountain Coffee Roasters, Inc.*	39,900	[2]	1,262,835
Herbalife Ltd.	155,000		7,362,500
Smart Balance, Inc.*	300,000		2,370,000
United Natural Foods, Inc.*	185,300	[2]	3,466,963
Total Consumer Staples			21,457,650
Energy - 10.4%
Arena Resources, Inc.*	230,000		8,903,300
Bolt Technology Corp.*	170,000		3,133,100
Cal Dive International, Inc.*	372,500	[2]	3,866,550
Concho Resources, Inc.*	300,000	[2]	7,692,000
Exterran Holdings, Inc.*	125,000	[2]	8,067,500
Hercules Offshore, Inc.*	149,936		3,766,392
Matador Resources Co.*	125,000	[4,5,6]	3,750,000
NATCO Group, Inc.*	175,000		8,181,250
Quicksilver Resources, Inc.*	225,000		8,219,250
T-3 Energy Services, Inc.*	130,000		5,532,800
Total Energy			61,112,142
Financials - 9.0%
Argo Group International Holdings, Ltd.*	196,566		6,982,025
Assured Guaranty, Ltd.	290,000		6,884,600
Cohen & Steers, Inc.	75,000		1,986,750
DuPont Fabros Technology, Inc.	272,000		4,485,280
Evercore Partners, Inc., Class A	200,000		3,550,000
HFF, Inc., Class A*	500,000		2,505,000
Jefferies Group, Inc.	255,000	[2]	4,113,150
Markel Corp.*	12,000		5,279,640
optionsXpress, Inc.	275,700		5,709,747
Portfolio Recovery Associates, Inc.	160,000		6,862,400
Primus Guaranty, Ltd.*	275,473		986,193
Resource America, Inc.	170,000		1,606,500
Virginia Commerce Bancorp, Inc.*	200,000		2,296,000
Total Financials			53,247,285

TimesSquare Small Cap Growth Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Health Care - 14.0%
American Dental Partners, Inc.*	212,000		$2,050,040
Arthrocare Corp.*	113,900	[2]	3,798,565
AtriCure, Inc.*	218,700		2,786,238
BioMarin Pharmaceutical, Inc.*	150,000		5,305,500
Bio-Rad Laboratories, Inc.*	135,000	[2]	12,008,250
Dionex Corp.*	66,000		5,081,340
Emergency Medical Services Corp., Class A*	114,000	[2]	2,814,660
ev3, Inc.*	520,000	[2]	4,232,800
Haemonetics Corp.*	200,000		11,916,000
Magellan Health Services, Inc.*	300,000	[2]	11,907,000
MedAssets, Inc.*	209,600		3,106,272
Mentor Corp.	205,000	[2]	5,272,600
Nighthawk Radiology Holdings, Inc.*	123,200		1,153,152
Qiagen N.V.*	290,684	[2]	6,046,227
Stereotaxis, Inc.*	307,200		1,818,624
Volcano Corp.*	260,000		3,250,000
Total Health Care			82,547,268
Industrials - 18.0%
Advisory Board Co., The*	104,400		5,735,736
Aecom Technology Corp.*	190,000	[2]	4,941,900
American Reprographics Co.*	197,986		2,938,112
Corporate Executive Board Co.	120,000		4,857,600
CoStar Group, Inc.*	155,000		6,665,000
Duff & Phelps Corp., Class A*	175,000		3,148,250
Hub Group, Inc.*	200,000	[2]	6,578,000
Huron Consulting Group, Inc.*	105,000		4,362,750
IHS, Inc., Class A*	35,000		2,250,850
Limco-Piedmont, Inc.*	227,100		1,542,009
Middleby Corp., The*	36,300	[2]	2,264,757
Mobile Mini, Inc.*	425,000		8,075,000
Nuco2, Inc.*	150,000		4,165,500
On Assignment, Inc.*	555,000		3,524,250
Orbital Sciences Corp.*	280,000		6,748,000
RBC Bearings, Inc.*	170,000		6,312,100
Resources Connection, Inc.	361,340		6,457,146
Stanley, Inc.*	185,000	[2]	5,450,100
Stericycle, Inc.*	100,000		5,150,000
Transdigm Group, Inc.*	135,000	[2]	5,001,750
UTI Worldwide, Inc.	310,000	[2]	6,224,800
Watsco, Inc.	90,000	[2]	3,727,800
Total Industrials			106,121,410
Information Technology - 25.9%
Advanced Analogic Technologies, Inc.*	125,000		702,500
Alvarion, Ltd.*	435,000		3,153,750
Applied Micro Circuits Corp.*	375,250	[2]	2,694,295
Blackboard, Inc.*	207,000	[2]	6,899,310
Cognex Corp.	305,000		6,658,150
Commvault Systems, Inc.*	200,000		2,480,000
Constant Contact, Inc.*	71,500		1,035,320
CyberSource Corp.*	281,375	[2]	4,110,889
DealerTrack Holdings, Inc.*	392,800		7,942,416
Dice Holdings, Inc.*	300,000		2,673,000
Global Payments, Inc.	355,000	[2]	14,682,800
Informatica Corp.*	300,000	[2]	5,118,000
J2 Global Communications, Inc.*	300,000		6,696,000
Jack Henry & Associates, Inc.	335,000	[2]	8,264,450

TimesSquare Small Cap Growth Fund

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Information Technology - 25.9% (continued)
Mellanox Technologies, Ltd.*	145,000		$2,019,850
MICROS Systems, Inc.*	85,000	[2]	2,861,100
Monolithic Power Systems, Inc.*	201,400		3,550,682
Netezza Corp.*	424,100		4,016,227
NeuStar, Inc., Class A*	200,000		5,296,000
Neutral Tandem, Inc.*	159,200		2,867,192
Power Integrations, Inc.*	28,400		830,984
SI International, Inc.*	220,000		4,221,800
SkillSoft PLC*	568,000		5,946,960
Solera Holdings, Inc.*	620,000	[2]	15,103,200
Synaptics, Inc.*	132,400		3,161,712
The Knot, Inc.*	208,900		2,454,575
THQ, Inc.*	155,300	[2]	3,385,540
Ultimate Software Group, Inc., The*	250,000		7,515,000
Varian Semiconductor Equipment Associates, Inc.*	57,300	[2]	1,612,995
ViaSat, Inc.*	270,000		5,864,400
Wright Express Corp.*	280,050		8,605,936
Total Information Technology			152,425,033
Telecommunication Services - 1.6%
General Communication, Inc., Class A*	400,000		2,456,000
NTELOS Holdings Corp.	288,000		6,969,600
Total Telecommunication Services			9,425,600
Utilities - 0.9%
ITC Holdings Corp.	105,000		5,466,300
Total Common Stocks (cost $573,096,376)			542,709,373
Exchange Traded Funds - 0.7%
iShares Russell 2000® Growth Index Fund (cost $4,617,541)	55,000	[2]	4,006,200
Other Investment Companies - 25.3%
Bank of New York Institutional Cash Reserves Fund, 2.91%	99,560,048		99,560,048
Dreyfus Cash Management Fund, Institutional Class Shares, 3.23%	49,617,595		49,617,595
Total Other Investment Companies (cost $149,177,643)			149,177,643
Total Investments - 118.2% (cost $726,891,560)			695,893,216
Other Assets, less Liabilities - (18.2)%			(107,266,887)
Net Assets - 100%			$588,626,329

Note: Based on the cost of investments of $728,069,436 for Federal income tax purposes at March 31, 2008, the aggregate gross unrealized appreciation and depreciation were $56,854,903 and $89,031,123, respectively, resulting in net unrealized depreciation of investments of $32,176,220.

*	Non-income-producing security.

[1]	Yield shown for an investment company represents the March 31, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares, amounting to a market value of $111,572,536, or 19.0% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]

Private Placement: New or secondary issue of stock sold directly to a group of investors. The security’s public resale is restricted until it is negotiated with the SEC under the Securities Act of 1933. This security was acquired on 4/21/06 at a cost of $3,375,000 and comprises 0.57% of the net assets of the Fund.

[5]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. The subadvisor monitors the company and adjusts the price of the security when any significant events warrant a revaluation.

[6]

This security has been designated a Level 3 security for valuation purposes. Per the Statement of Financial Accounting Standards No.157, Fair Value Measurements, this security is valued using unobservable inputs and reflects management’s assumptions as to the assumptions a market participant would use in pricing the asset.

	TimesSquare Small Cap Growth		TimesSquare Mid Cap Growth
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$692,143,216	—	$731,692,088	—
Level 2 - Other Significant Observable Inputs	—	—	—	—
Level 3 - Significant Unobservable Inputs	3,750,000	—	—	—

Total	$695,893,216	—	$731,692,088	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The following is a reconciliation of assets in which significant unobservable inputs were used to determine fair value:

TimesSquare Small Cap Growth Fund

Investments in Securities
Balance as of 12/31/07	$3,750,000
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfer in and/or out of Level 3	—

Balance as of 3/31/08	$3,750,000

Managers AMG Skyline Special Equities Portfolio

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 97.1%
Consumer Discretionary - 10.2%
Aaron Rents, Inc.	196,600		$4,234,764
American Axle & Manufacturing Holdings, Inc.	158,247		3,244,064
ArvinMeritor, Inc.	113,100		1,414,881
Big 5 Sporting Goods Corp.	416,922		3,656,406
Drew Industries, Inc.*	141,500	[2]	3,461,090
Jo-Ann Stores, Inc.*	359,694		5,298,293
Jos. A. Bank Clothiers, Inc.*	388,053	[2]	7,955,086
MarineMax, Inc.*	293,500	[2]	3,657,010
McCormick & Schmick's Seafood Restaurants, Inc.*	262,400		3,056,960
Total Consumer Discretionary			35,978,554
Consumer Staples - 1.2%
B&G Foods, Inc.	398,300		4,381,300
Energy - 1.5%
Key Energy Services, Inc.*	386,634		5,188,628
Financials - 20.9%
Aspen Insurance Holdings, Ltd.	254,373		6,710,360
Cowen Group, Inc.*	329,533	[2]	2,336,389
Delphi Financial Group, Inc., Class A	238,129		6,960,511
Financial Federal Corp.	200,300		4,368,543
Hanover Insurance Group, Inc.	239,400		9,848,916
Hercules Technology Growth Capital, Inc.	309,800	[2]	3,364,428
iStar Financial, Inc.	341,973		4,797,881
MCG Capital Corp.	344,894	[2]	3,135,086
Prosperity Bancshares, Inc.	293,450		8,410,277
RAM Holdings, Ltd.*	528,714		1,200,181
Reinsurance Group of America, Inc.	202,647		11,032,102
SeaBright Insurance Holdings, Inc.*	442,916		6,524,153
TradeStation Group, Inc.*	449,500		3,829,740
United PanAm Financial Corp.*	237,419		864,205
Total Financials			73,382,772
Health Care - 5.8%
Alliance Imaging, Inc.*	645,100	[2]	5,547,860
Centene Corp.*	20,184		281,365
Five Star Quality Care, Inc.*	628,521		3,991,108
Gentiva Health Services, Inc.*	154,638		3,364,923
inVentiv Health, Inc.*	245,700		7,078,617
Total Health Care			20,263,873
Industrials - 28.1%
Acco Brands Corp.*	370,500		5,027,685
Airtran Holdings, Inc.*	367,762		2,427,229
Brady Corp.	160,700		5,372,201
CAI International, Inc.*	286,500		3,684,390
Carlisle Co., Inc.	207,252		6,930,507
CBIZ, Inc.*	947,900		7,696,948
Comfort Systems USA, Inc.	400,400		5,209,204
Consolidated Graphics, Inc.*	129,270		7,245,584
Con-Way, Inc.	59,300		2,934,164
Crane Co.	230,533		9,302,007
Heidrick & Struggles International, Inc.*	193,265	[2]	6,286,910
Herman Miller, Inc.	211,900		5,206,383
McGrath Rentcorp	44,080		1,062,769
NCI Building Systems, Inc.*	281,831		6,820,310
Ryder System, Inc.	88,500	[2]	5,390,535
SkyWest, Inc.	146,062		3,084,829
Spherion Corp.*	826,800		5,060,016
Toro Co., The	150,938		6,247,324
Triumph Group, Inc.	67,500		3,842,775
Total Industrials			98,831,770
Information Technology - 22.1%
Arris Group, Inc.*	444,824		2,588,876
Benchmark Electronics, Inc.*	315,489		5,663,028
Brocade Communications Systems, Inc.*	536,223		3,914,428
CMGI, Inc.*	363,300		4,817,358
Convergys Corp.*	237,600		3,578,256
Electronics for Imaging, Inc.*	400,132		5,969,969
Fairchild Semiconductor International, Inc.*	333,331		3,973,306
Harris Stratex Networks, Inc.*	265,539		2,663,356
IXYS Corp.*	225,800		1,542,214

Managers AMG Skyline Special Equities Portfolio

March 31, 2008

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Information Technology - 22.1% (continued)
Mattson Technology, Inc.*	375,000		$2,283,750
ON Semiconductor Corp.*	684,225		3,886,398
Perot Systems Corp.*	450,623	[2]	6,777,370
Rudolph Technologies, Inc.*	216,600		2,116,182
Smart Modular Technologies (WWH) , Inc.*	662,459		4,113,870
Super Micro Computer, Inc.*	278,500		2,325,475
SYNNEX Corp.*	309,804		6,574,041
TNS, Inc.	370,300		7,642,991
TTM Technologies, Inc.*	468,100		5,298,892
Virtusa Corp.*	223,126		2,177,710
Total Information Technology			77,907,470
Materials - 3.2%
Cytec Industries, Inc.	165,365		8,904,905
Zep, Inc.	154,100		2,499,502
Total Materials			11,404,407
Telecommunication Services - 4.1%
Cincinnati Bell, Inc.*	1,768,534		7,533,955
Syniverse Holdings, Inc.*	414,600		6,907,236
Total Telecommunication Services			14,441,191
Total Common Stocks (cost $382,318,434)			341,779,965

	Rights
Rights - 0.0%
MCG Capital Corp. (cost $0)	49,270		52,719
Other Investment Companies - 9.5% [1]
Bank of New York Institutional Cash Reserves Fund, 2.91% [3]	23,103,868		23,103,868
Dreyfus Cash Management Fund, Institutional Class Shares, 3.23%	10,331,399		10,331,399
Total Other Investment Companies (cost $33,435,267)			33,435,267
Total Investments - 106.6% (cost $415,753,701)			375,267,951
Other Assets, less Liabilities - (6.6)%			(23,263,101)
Net Assets - 100%			$352,004,850

Note: Based on the cost of investments of $416,653,222 for Federal income tax purposes at March 31, 2008, the aggregate gross unrealized appreciation and depreciation were $28,073,685 and $69,458,956, respectively, resulting in net unrealized depreciation of investments of $41,385,271.

*	Non-income-producing security.

[1]	Yield shown for an investment company represents the March 31, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some of these shares, amounting to a market value of $22,161,470, or 6.30% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

	Skyline Special Equities
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$375,267,951	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$375,267,951	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: May 30, 2008

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: May 30, 2008